J.P. MORGAN U.S EQUITY FUNDS

JPMorgan Equity Low Volatility Income Fund

(All Shares Classes)

(A series of JPMorgan Trust I)

Supplement dated June 4, 2018

to the Statement of Additional Information

dated November 1, 2017, as supplemented

Effective immediately, all references to JPMorgan Equity Low Volatility Income Fund in the Statement of Additional Information are hereby deleted in their entirety.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-SAI-ELVI-618